As filed with the Securities and Exchange Commission on September 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

ActivePassive Large Cap Growth Fund
Schedule of Investments
July 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 40.17%
Consumer Discretionary - 6.21%
Auto Components - 2.89%
BorgWarner, Inc.	2,696	$89,480
Johnson Controls, Inc.	4,793	124,043
		213,523
Internet & Catalog Retail - 2.35%
Amazon.com, Inc. (a)	2,022	173,407

Media - 0.97%
The Walt Disney Co.	2,840	71,341
Total Consumer Discretionary (Cost $384,448)		458,271

Consumer Staples - 0.78%
Food & Staples Retailing - 0.78%
Wal-Mart Stores, Inc.	1,162	57,961
Total Consumer Staples (Cost $58,521)		57,961

Energy - 0.61%
Oil & Gas - 0.61%
EOG Resources, Inc.	606	44,862
Total Energy (Cost $42,752)		44,862

Financials - 4.27%
Capital Markets - 2.65%
The Charles Schwab Corp.	5,152	92,066
T. Rowe Price Group, Inc.	2,211	103,276
		195,342
Commercial Banks - 1.62%
Wells Fargo & Co.	4,908	120,050
Total Financials (Cost $285,241)		315,392

Health Care - 4.37%
Biotechnology - 1.68%
Gilead Sciences, Inc. (a)	2,530	123,793

Health Care Equipment & Supplies - 1.73%
Becton, Dickinson & Co.	1,286	83,783
Varian Medical Systems, Inc. (a)	1,238	43,664
		127,447
Pharmaceuticals - 0.96%
Teva Pharmaceutical Industries Ltd. - ADR (b)	1,332	71,049
Total Health Care (Cost $316,203)		322,289

Industrials - 7.19%
Aerospace & Defense - 0.85%
Raytheon Co.	1,336	62,725

Air Freight & Logistics - 1.09%
Expeditors International of Washington, Inc.	2,380	80,753

	Shares	Value
Construction & Engineering - 0.86%
Jacobs Engineering Group Inc. (a)	1,545	$63,314

Electrical Equipment - 1.00%
Emerson Electric Co.	2,022	73,560

Machinery - 2.03%
Caterpillar Inc.	1,480	65,209
PACCAR Inc.	2,450	84,892
		150,101
Road & Rail - 1.36%
Union Pacific Corp.	1,743	100,257
Total Industrials (Cost $520,451)		530,710

Information Technology - 11.19%
Communications Equipment - 3.11%
Cisco Systems Inc. (a)	3,783	83,264
QUALCOMM Inc.	3,169	146,439
		229,703
Computer Hardware - 1.08%
International Business Machines Corp.	677	79,839

Computers & Peripherals - 2.47%
Apple Inc. (a)	1,117	182,507

Electronic Equipment, Instruments & Components - 0.59%
Tyco Electronics Ltd. (b)	2,004	43,026

Internet Software & Services - 1.95%
Google Inc. (a)	325	143,991

IT Services - 0.93%
Automatic Data Processing, Inc.	1,843	68,652

Software - 1.06%
Microsoft Corp.	3,315	77,969
Total Information Technology (Cost $714,934)		825,687

Materials - 5.55%
Chemicals - 5.55%
Ecolab Inc.	2,118	87,918
Monsanto Co.	750	63,000
Praxair, Inc.	2,003	156,594
Sigma-Aldrich Corp.	2,013	102,160
Total Materials (Cost $382,519)		409,672
TOTAL COMMON STOCKS (Cost $2,705,069)		2,964,844

EXCHANGE-TRADED FUNDS - 55.83%
Vanguard Growth ETF	88,697	4,119,976
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,103,026)		4,119,976

SHORT TERM INVESTMENTS - 4.60%
Investment Companies - 4.60%
Fidelity Institutional Money Market Portfolio	339,279	339,279
TOTAL SHORT TERM INVESTMENTS (Cost $339,279)		339,279
Total Investments (Cost $7,147,374) - 100.60%		7,424,099
Liabilities in Excess of Other Assets - (0.60)%		(44,199)
TOTAL NET ASSETS - 100.00%		$7,379,900

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

	Cost of investments	$7,147,374
	Gross unrealized appreciation	307,893
	Gross unrealized depreciation	(33,424)
	Net unrealized depreciation	$274,469

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Measurements at July 31, 2009 (Unaudited)
Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009 (Unaudited):

Equity	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$458,271	$—	$—	$458,271
Consumer Staples	57,961	—	—	57,961
Energy	44,862	—	—	44,862
Financials	315,392	—	—	315,392
Health Care	322,289	—	—	322,289
Industrials	530,710	—	—	530,710
Information Technology	825,687	—	—	825,687
Materials	409,672	—	—	409,672
Total Equity	2,964,844	—	—	2,964,844

Exchange-Traded Funds	4,119,976	—	—	4,119,976

Short-Term Investments	339,279	—	—	339,279

Total Investments in Securities	7,424,099	—	—	7,424,099

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive Large Cap Value Fund
Schedule of Investments
July 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 40.55%
Consumer Discretionary - 2.89%
Household Durables - 0.63%
Fortune Brands, Inc.	1,061	$41,984

Specialty Retail - 1.40%
AutoZone, Inc. (a)	276	42,385
Best Buy Co., Inc.	1,344	50,225
		92,610
Textiles, Apparel & Luxury Goods - 0.86%
NIKE, Inc.	1,007	57,037
Total Consumer Discretionary (Cost $172,166)		191,631

Consumer Staples - 3.27%
Household Products - 1.49%
The Procter & Gamble Co.	1,778	98,697

Tobacco - 1.78%
Altria Group, Inc.	4,403	77,185
Philip Morris International Inc.	879	40,961
		118,146
Total Consumer Staples (Cost $213,394)		216,843

Energy - 9.38%
Energy Equipment & Services - 1.77%
Transocean Inc. (a)(b)	1,468	116,985

Oil & Gas - 7.61%
Apache Corp.	1,720	144,394
Chevron Corp.	2,066	143,525
ConocoPhillips	2,304	100,708
Marathon Oil Corp.	3,582	115,520
		504,147
Total Energy (Cost $635,232)		621,132

Financials - 5.57%
Capital Markets - 1.96%
Bank of New York Mellon Corp.	3,154	86,230
Legg Mason, Inc.	1,559	43,870
		130,100
Commercial Banks - 1.71%
Bank of America Corp.	5,180	76,612
SunTrust Banks, Inc.	1,865	36,368
		112,980
Diversified Financial Services - 1.12%
JPMorgan Chase & Co.	1,925	74,401

Insurance - 0.78%
The Allstate Corp.	1,912	51,452
Total Financials (Cost $296,833)		368,933

	Shares	Value
Health Care - 5.19%
Health Care Equipment - 0.71%
Baxter International Inc.	831	$46,844

Health Care Providers & Services - 3.01%
AmerisourceBergen Corp.	2,804	55,295
Humana Inc. (a)	1,677	55,090
Laboratory Corp. of America Holdings (a)	704	47,302
Quest Diagnostics, Inc.	762	41,620
		199,307
Life Science Tools & Services - 0.73%
Covance Inc. (a)	875	48,256

Pharmaceuticals - 0.74%
Watson Pharmaceuticals, Inc. (a)	1,421	49,351
Total Health Care (Cost $293,654)		343,758

Industrials - 6.60%
Aerospace & Defense - 1.85%
Honeywell International, Inc.	1,597	55,416
United Technologies Corp.	1,227	66,835
		122,251
Electrical Equipment - 0.76%
Emerson Electric Co.	1,385	50,386

Industrial Conglomerates - 1.40%
General Electric Co.	6,940	92,996

Machinery - 1.41%
Dover Corp.	1,891	64,313
Ingersoll-Rand Co., Ltd. (b)	1,016	29,342
		93,655
Road & Rail - 1.18%
Burlington Northern Santa Fe Corp.	994	78,118
Total Industrials (Cost $428,827)		437,406

Information Technology - 2.66%
Computers & Peripherals - 0.62%
Dell Inc. (a)	3,089	41,331

Semiconductors & Semiconductor Equipment - 1.26%
Intel Corp.	4,317	83,102

Software - 0.78%
Microsoft Corp.	2,188	51,462
Total Information Technology (Cost $154,186)		175,895

Materials - 2.06%
Metals & Mining - 2.06%
Alcoa, Inc.	2,555	30,047
Freeport-McMoRan Copper & Gold, Inc.	1,761	106,188
Total Materials (Cost $113,886)		136,235

Telecommunication Services - 0.91%
Diversified Telecommunication Services - 0.91%
AT&T, Inc.	2,301	60,355
Total Telecommunication Services (Cost $61,977)		60,355

	Shares	Value
Utilities - 2.02%
Electric Utilities - 0.65%
FPL Group, Inc.	758	$42,956

Multi-Utilities & Unregulated Power - 1.37%
Public Service Enterprise Group, Inc.	2,787	90,438
Total Utilities (Cost $135,999)		133,394
TOTAL COMMON STOCKS (Cost $2,506,154)		2,685,582

CLOSED-END FUNDS - 0.27%
John Hancock Bank and Thrift Opportunity Fund	1,383	18,034
TOTAL CLOSED-END FUNDS (Cost $19,759)		18,034

EXCHANGE-TRADED FUNDS - 55.29%
Vanguard Value ETF	85,750	3,661,525
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,987,587)		3,661,525

SHORT TERM INVESTMENTS - 3.43%
Investment Companies - 3.43%
Fidelity Institutional Money Market Portfolio	226,748	226,748
TOTAL SHORT TERM INVESTMENTS (Cost $226,748)		226,748
Total Investments (Cost $6,740,248) - 99.54%		6,591,889
Other Assets in Excess of Liabilities - 0.46%		30,712
TOTAL NET ASSETS - 100.00%		$6,622,601

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

	Cost of investments	$6,740,248
	Gross unrealized appreciation	220,947
	Gross unrealized depreciation	(405,177)
	Net unrealized depreciation	$(184,230)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Measurements at July 31, 2009 (Unaudited)
Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009 (Unaudited):

Equity	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$191,631	$—	$—	$191,631
Consumer Staples	216,843	—	—	216,843
Energy	621,132	—	—	621,132
Financials	368,933	—	—	368,933
Health Care	343,758	—	—	343,758
Industrials	437,406	—	—	437,406
Information Technology	175,895	—	—	175,895
Materials	136,235	—	—	136,235
Telecommunication Services	60,355	—	—	60,355
Utilities	133,394	—	—	133,394
Total Equity	2,685,582	—	—	2,685,582

Closed-End Funds	18,034	—	—	18,034

Exchange-Traded Funds	3,661,525	—	—	3,661,525

Short-Term Investments	226,748	—	—	226,748

Total Investments in Securities	6,591,889	—	—	6,591,889

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive Small/Mid Cap Growth Fund
Schedule of Investments
July 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 55.00%
Consumer Discretionary - 13.80%
Automotive Retail - 0.68%
America's Car-Mart, Inc. (a)	2,106	$46,058

Commercial Services & Supplies - 0.63%
DeVry, Inc.	857	42,627

Distributors - 0.70%
The Andersons, Inc.	1,468	47,299

Diversified Consumer Services - 1.42%
American Public Education Inc. (a)	1,048	37,068
Capella Education Co. (a)	920	59,211
		96,279
Hotels Restaurants & Leisure - 2.51%
Bally Technologies, Inc. (a)	1,155	41,823
Buffalo Wild Wings Inc. (a)	1,062	42,852
Chipotle Mexican Grill, Inc. (a)	516	48,416
Darden Restaurants, Inc.	1,157	37,475
		170,566
Household Durables - 0.72%
Tupperware Brands Corp.	1,435	48,890

Internet & Catalog Retail - 2.92%
Netflix Inc. (a)	1,182	51,937
PetMed Express, Inc. (a)	2,311	42,892
Priceline.com Inc. (a)	464	60,144
VistaPrint Ltd. (a)(b)	1,051	43,354
		198,327
Leisure Equipment & Products - 0.57%
Smith & Wesson Holding Corp. (a)	6,333	38,378

Multiline Retail - 0.59%
Family Dollar Stores, Inc.	1,279	40,186

Specialty Retail - 3.06%
Aeropostale, Inc. (a)	1,182	43,025
Citi Trends Inc. (a)	1,605	46,866
GameStop Corp. (a)	1,696	37,125
Hibbett Sports Inc. (a)	1,948	35,863
Jo-Ann Stores, Inc. (a)	1,910	44,503
		207,382
Total Consumer Discretionary (Cost $879,012)		935,992

Consumer Staples - 1.50%
Beverages - 0.75%
Fomento Economico Mexicano SA de CV - ADR (b)	1,309	50,527

Food Products - 0.75%
Green Mountain Coffee Roasters, Inc. (a)	723	50,928
Total Consumer Staples (Cost $54,844)		101,455

	Shares	Value
Energy - 2.51%
Energy Equipment & Services - 1.22%
Cameron International Corp. (a)	1,242	$38,788
FMC Technologies, Inc. (a)	1,015	44,153
		82,941
Oil & Gas - 1.29%
Carrizo Oil & Gas, Inc. (a)	2,050	38,950
Quicksilver Resources Inc. (a)	4,224	48,407
		87,357
Total Energy (Cost $215,679)		170,298

Financials - 1.17%
Diversified Financial Services - 0.50%
The Nasdaq OMX Group, Inc. (a)	1,593	33,660

Property& Casualty Insurance - 0.67%
Tower Group, Inc.	1,814	45,296
Total Financials (Cost $96,427)		78,956

Health Care - 13.40%
Biotechnology - 2.46%
Alexion Pharmaceuticals, Inc. (a)	885	38,984
Cubist Pharmaceuticals, Inc. (a)	1,703	33,839
Martek Biosciences Corp.	1,628	37,867
United Therapeutics Corp. (a)	606	56,128
		166,818
Health Care Equipment & Supplies - 1.70%
American Medical Systems Holdings, Inc. (a)	2,360	36,084
Mindray Medical International Ltd. - ADR (b)	1,388	41,251
Resmed, Inc. (a)	923	37,843
		115,178
Health Care Providers & Services - 5.92%
Almost Family, Inc. (a)	1,617	51,291
Athenahealth Inc. (a)	729	26,929
Catalyst Health Solutions, Inc. (a)	1,655	42,666
Chemed Corp.	767	33,825
Genoptix, Inc. (a)	1,290	40,390
HMS Holdings Corp. (a)	1,142	43,853
LHC Group Inc. (a)	1,675	49,161
Omnicare, Inc.	1,514	36,139
Owens & Minor, Inc.	891	39,471
PSS World Medical, Inc. (a)	1,869	37,773
		401,498
Life Sciences Tools & Services - 1.24%
Life Technologies Corp. (a)	984	44,802
PAREXEL International Corp. (a)	2,543	39,340
		84,142
Medical Devices - 0.82%
Intuitive Surgical, Inc. (a)	245	55,693

Pharmaceutical Preparations - 0.69%
ViroPharma Inc. (a)	6,371	46,954

Pharmaceuticals - 0.57%
Perrigo Co.	1,424	38,647
Total Health Care (Cost $882,398)		908,930

	Shares	Value
Industrials - 5.52%
Airlines - 0.77%
Copa Holdings SA (b)	1,292	$52,378

Commercial Services & Supplies - 2.89%
Clean Harbors, Inc. (a)	670	34,954
Corinthian Colleges, Inc. (a)	2,375	36,670
FTI Consulting Inc. (a)	895	48,715
The Geo Group Inc. (a)	2,135	38,387
Huron Consulting Group Inc. (a)	849	37,653
		196,379
Construction & Engineering - 1.42%
Aecom Technology Corp. (a)	1,671	54,140
Orion Marine Group, Inc. (a)	1,885	42,149
		96,289
Machinery - 0.44%
AGCO Corp. (a)	940	29,572
Total Industrials (Cost $373,871)		374,618

Information Technology - 14.71%
Communications Equipment - 1.51%
InterDigital, Inc. (a)	1,500	44,415
Starent Networks Corp. (a)	2,408	57,744
		102,159
Computers & Peripherals - 0.47%
Synaptics, Inc. (a)	1,326	31,784

Diversified Telecommunication Services - 0.67%
Neutral Tandem Inc. (a)	1,474	45,694

Electronic Equipment & Instruments - 2.57%
Amphenol Corp.	1,207	40,253
Dolby Laboratories Inc. (a)	1,351	56,242
FLIR Systems, Inc. (a)	1,804	38,768
SunPower Corp. (a)	1,218	39,220
		174,483
Information Retrieval Services - 0.50%
Shanda Interactive Entertainment Ltd. - ADR (a)(b)	679	33,665

Internet Software & Services - 2.84%
Art Technology Group, Inc. (a)	10,106	38,302
AsiaInfo Holdings, Inc. (a)	1,980	38,155
Baidu.com, Inc. - ADR (a)(b)	191	66,495
Sohu.com, Inc. (a)	818	50,037
		192,989
IT Consulting & Services - 0.54%
Mantech International Corp. (a)	689	36,724

IT Services - 0.60%
Hewitt Associates, Inc. (a)	1,351	40,435

Prepackaged Software - 0.57%
Phase Forward Inc. (a)	2,705	38,411

Semiconductor & Semiconductor Equipment - 0.60%
FEI Co. (a)	1,673	40,989

	Shares	Value
Software - 3.84%
ANSYS, Inc. (a)	1,044	$32,635
Perfect World Co., Ltd. - ADR (a)(b)	2,229	79,754
Solera Holdings Inc. (a)	1,353	36,436
SPSS, Inc. (a)	1,399	69,223
TeleCommunication Systems, Inc. (a)	5,085	42,104
		260,152
Total Information Technology (Cost $945,609)		997,485

Materials - 1.46%
Chemicals - 0.67%
NewMarket Corp.	605	45,768

Construction Materials - 0.79%
Texas Industries, Inc.	1,173	53,372
Total Materials (Cost $75,255)		99,140

Telecommunication Services - 0.93%
Diversified Telecommunication Services - 0.53%
Tele Norte Leste Participacoes SA - ADR (b)	2,344	36,074

Wireless Communication Services - 0.40%
MetroPCS Communications, Inc. (a)	2,289	27,125
Total Telecommunication Services (Cost $86,563)		63,199
TOTAL COMMON STOCKS (Cost $3,609,658)		3,730,073

EXCHANGE-TRADED FUNDS - 41.17%
iShares Russell 2000 Growth Index Fund	36,193	2,208,859
iShares Russell Midcap Growth Index Fund	14,922	583,599
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,092,705)		2,792,458

SHORT TERM INVESTMENTS - 5.33%
Investment Companies - 5.33%
AIM Liquid Assets	341,138	341,138
Fidelity Insitutional Money Market Portfolio	20,561	20,561
TOTAL SHORT TERM INVESTMENTS (Cost $361,699)		361,699
Total Investments (Cost $6,064,062) - 101.50%		6,884,230
Liabilities in Excess of Other Assets - (1.50)%		(101,634)
TOTAL NET ASSETS - 100.00%		$6,782,596

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

	Cost of investments	$6,064,062
	Gross unrealized appreciation	1,089,054
	Gross unrealized depreciation	(268,886)
	Net unrealized depreciation	$820,168

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Measurements at July 31, 2009 (Unaudited)
Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009 (Unaudited):

Equity	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$935,992	$—	$—	$935,992
Consumer Staples	101,455	—	—	101,455
Energy	170,298	—	—	170,298
Financials	78,956	—	—	78,956
Health Care	908,930	—	—	908,930
Industrials	374,618	—	—	374,618
Information Technology	997,485	—	—	997,485
Materials	99,140	—	—	99,140
Telecommunication Services	63,199	—	—	63,199
Total Equity	3,730,073	—	—	3,730,073

Exchange-Traded Funds	2,792,458	—	—	2,792,458

Short-Term Investments	361,699	—	—	361,699

Total Investments in Securities	6,884,230	—	—	6,884,230

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive Small/Mid Cap Value Fund
Schedule of Investments
July 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 51.41%
Consumer Discretionary - 3.60%
Household Durables - 1.21%
Jarden Corp. (a)	2,999	$73,925

Media - 0.89%
John Wiley & Sons, Inc.	1,695	54,054

Textiles, Apparel & Luxury Goods - 1.50%
Hanesbrands, Inc. (a)	4,596	91,460
Total Consumer Discretionary (Cost $235,639)		219,439

Consumer Staples - 2.89%
Food Products - 1.85%
Dean Foods Co. (a)	5,346	113,282

Personal Products - 1.04%
Chattem, Inc. (a)	1,010	63,297
Total Consumer Staples (Cost $174,856)		176,579

Energy - 8.50%
Energy Equipment & Services - 2.10%
Global Industries, Ltd. (a)	6,617	45,194
Superior Energy Services, Inc. (a)	4,987	82,734
		127,928
Oil, Gas & Consumable Fuels - 6.40%
Cabot Oil & Gas Corp.	2,901	101,912
Comstock Resources, Inc. (a)	1,858	71,533
Holly Corp.	2,771	58,939
Petrohawk Energy Corp. (a)	5,183	125,843
StealthGas, Inc. (b)	6,030	32,683
		390,910
Total Energy (Cost $671,737)		518,838

Financials - 11.83%
Accident And Health Insurance - 1.39%
PartnerRe Ltd. (b)	1,239	84,983

Consumer Finance - 1.58%
EZCORP, Inc. (a)	7,627	96,482

Insurance - 3.01%
Fidelity National Financial, Inc.	5,052	72,496
HCC Insurance Holdings, Inc.	4,433	111,268
		183,764
Real Estate - 5.30%
Annaly Capital Management, Inc.	4,889	82,380
LTC Properties, Inc.	5,085	124,176
OMEGA Healthcare Investors, Inc.	7,008	117,104
		323,660
Real Estate Investment Trusts - 0.55%
Parkway Properties, Inc.	2,347	33,257
Total Financials (Cost $733,605)		722,146

	Shares	Value
Industrials - 10.33%
Commercial Services & Supplies - 4.89%
FTI Consulting Inc. (a)	2,608	$141,953
Navigant Consulting, Inc. (a)	5,183	61,678
Republic Services, Inc.	3,553	94,510
		298,141
Construction & Engineering - 1.43%
McDermott International, Inc. (a)(b)	4,465	87,246

Marine - 1.99%
Genco Shipping & Trading Ltd. (b)	4,107	98,198
Omega Navigation Enterprises, Inc. (b)	5,965	22,965
		121,163
Transportation Infrastructure - 2.02%
Aegean Marine Petroleum Network Inc. (b)	7,269	123,573
Total Industrials (Cost $615,144)		630,123

Information Technology - 7.68%
Computers & Peripherals - 0.60%
Hypercom Corp. (a)	17,243	36,728

Electronic Equipment & Instruments - 2.21%
Cogent Inc. (a)	11,832	134,885

Internet Software & Services - 1.14%
VeriSign, Inc. (a)	3,390	69,292

IT Services - 2.78%
Lender Processing Services, Inc.	2,510	85,792
Wright Express Corp. (a)	2,966	83,878
		169,670
Software - 0.95%
Fair Isaac Corp.	3,031	58,165
Total Information Technology (Cost $452,831)		468,740

Materials - 1.23%
Chemicals - 1.23%
Terra Industries Inc.	2,575	75,087
Total Materials (Cost $88,338)		75,087

Telecommunication Services - 1.12%
Diversified Telecommunication Services - 1.12%
Frontier Communications Corp.	9,746	68,222
Total Telecommunication Services (Cost $79,850)		68,222

Utilities - 4.23%
Electric Utilities - 2.47%
ALLETE, Inc.	2,477	79,214
UIL Holdings Corp.	2,934	71,590
		150,804
Multi-Utilities & Unregulated Power - 1.76%
CMS Energy Corp.	8,279	107,130
Total Utilities (Cost $248,529)		257,934
TOTAL COMMON STOCKS (Cost $3,300,529)		3,137,108

EXCHANGE-TRADED FUNDS - 42.19%
iShares Russell 2000 Value Index Fund	38,470	1,981,205
iShares Russell Midcap Value Index Fund	18,792	593,451
EXCHANGE-TRADED FUNDS (Cost $1,988,732)		2,574,656

	Shares	Value
SHORT TERM INVESTMENTS - 6.04%
Investment Companies - 6.04%
Fidelity Institutional Money Market Portfolio	368,725	$368,725
TOTAL SHORT TERM INVESTMENTS (Cost $368,725)		368,725
Total Investments (Cost $5,657,986) - 99.64%		6,080,489
Other Assets in Excess of Liabilities - 0.36%		22,070
TOTAL NET ASSETS - 100.00%		$6,102,559

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

	Cost of investments	$5,657,986
	Gross unrealized appreciation	754,085
	Gross unrealized depreciation	(331,582)
	Net unrealized depreciation	$422,503

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Measurements at July 31, 2009 (Unaudited)
Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009 (Unaudited):

Equity	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$219,439	$—	$—	$219,439
Consumer Staples	176,579	—	—	176,579
Energy	518,838	—	—	518,838
Financials	722,146	—	—	722,146
Industrials	630,123	—	—	630,123
Information Technology	468,740	—	—	468,740
Materials	75,087	—	—	75,087
Telecommunication Services	68,222	—	—	68,222
Utilities	257,934	—	—	257,934
Total Equity	3,137,108	—	—	3,137,108

Exchange-Traded Funds	2,574,656	—	—	2,574,656

Short-Term Investments	368,725	—	—	368,725

Total Investments in Securities	6,080,489	—	—	6,080,489

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive International Equity Fund
Schedule of Investments
July 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 43.86%
Australia - 2.23%
BHP Billiton Ltd. (b)	3,686	$116,684
Cochlear Ltd. (b)	1,559	72,547
CSL Ltd. (b)	2,286	58,409
QBE Insurance Group Ltd. (b)	1,280	20,875
		268,515
Belgium - 1.37%
Anheuser-Busch InBev NV (b)	4,141	164,758

Bermuda - 0.78%
Esprit Holdings Ltd. (b)	7,300	52,748
Li & Fung Ltd. (b)	14,000	41,277
		94,025
Brazil - 0.45%
Petroleo Brasileiro SA - ADR (b)	1,610	54,257

Canada - 1.79%
Canadian National Railway Co. (b)	1,021	49,655
Canadian Natural Resources Ltd. (b)	896	53,864
EnCana Corp. (b)	822	44,089
Suncor Energy, Inc. (b)	2,091	67,626
		215,234
Denmark - 0.94%
Novo Nordisk A/S (b)	1,909	112,354

Finland - 0.25%
Nokia Oyj (b)	2,297	30,578

France - 1.55%
Axa (b)	1,176	24,857
Cap Gemini SA (b)	638	29,458
Danone SA (b)	604	32,408
Total SA (b)	1,796	99,603
		186,326
Germany - 2.91%
Bayer AG (b)	1,983	121,703
Deutsche Boerse AG (b)	363	28,766
Merck KGaA (b)	1,009	93,909
Puma AG Rudolf Dassler Sport (b)	295	74,771
SAP AG (b)	659	30,996
		350,145
Greece - 0.17%
OPAP SA (b)	830	19,933

Hong Kong - 0.81%
Hutchison Whampoa Ltd. (b)	13,000	97,374

India - 0.98%
Infosys Technologies Ltd. - ADR (b)	2,733	117,601

	Shares	Value
Ireland - 0.31%
CRH PLC (b)	1,577	$37,649

Israel - 1.64%
Teva Pharmaceutical Industries Ltd. - ADR (b)	3,693	196,985

Italy - 1.63%
Eni SpA (b)	3,967	92,332
Finmeccanica SpA (b)	6,815	103,350
		195,682
Japan - 3.15%
DENSO Corp. (b)	1,600	47,260
FANUC Ltd. (b)	700	57,480
HOYA Corp. (b)	2,800	67,614
Keyence Corp. (b)	330	65,181
NIDEC Corp. (b)	1,200	86,869
Toyota Motor Corp. (b)	1,300	54,816
		379,220
Jersey - 1.83%
Informa PLC (b)	11,698	46,849
Shire Ltd. (b)	8,015	118,892
WPP Group PLC (b)	7,062	54,471
		220,212
Mexico - 1.59%
America Movil SAB de C.V. - ADR (b)	2,825	121,504
Grupo Televisa SA - ADR (b)	3,847	69,592
		191,096
Netherlands - 1.56%
Heineken Holdings NV (b)	1,483	51,046
Koninklijke KPN NV (b)	5,273	79,252
TNT NV (b)	2,408	57,196
		187,494
Norway - 0.22%
Petroleum Geo-Services ASA (a)(b)	3,796	26,636

Philippines - 0.83%
Philippine Long Distance Telephone Co. (b)	1,890	100,043

Singapore - 2.02%
Keppel Corp. Ltd. (b)	16,000	93,277
Singapore Technologies Engineering Ltd. (b)	28,000	51,169
United Overseas Bank Ltd. (b)	8,000	98,280
		242,726
Spain - 0.76%
Telefonica SA (b)	3,668	91,254

Switzerland - 4.51%
Nestle SA (b)	3,866	159,104
Roche Holding AG (b)	1,179	185,900
Sonova Holding AG (b)	1,094	96,486
Syngenta AG (b)	439	101,303
		542,793
Taiwan - 0.64%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	7,364	77,097

Turkey - 0.38%
Akbank TAS (b)	8,182	46,168

	Shares	Value
United Kingdom - 8.56%
Aviva PLC (b)	4,009	$23,489
BAE Systems PLC (b)	10,376	53,211
BG Group PLC (b)	3,910	65,249
British American Tobacco PLC (b)	2,402	74,551
Cadbury PLC (b)	1,529	15,095
Capita Group PLC (b)	4,359	48,604
Compass Group PLC (b)	17,707	95,391
Imperial Tobacco Group PLC (b)	5,477	156,541
International Power PLC (b)	17,748	75,675
Reckitt Benckiser Group PLC (b)	2,462	118,280
Reed Elsevier PLC (b)	8,231	58,195
Smith & Nephew PLC (b)	3,527	28,015
Tesco PLC (b)	17,262	105,970
Vodafone Group PLC (b)	53,913	110,503
		1,028,769
TOTAL COMMON STOCKS (Cost $5,423,942)		5,274,924

CLOSED END FUNDS - 0.35%
India Fund, Inc.	1,351	42,016
TOTAL CLOSED END FUNDS (Cost $22,407)		42,016

OPEN END FUNDS - 46.58%
Fidelity Spartan International Index Fund	181,583	5,601,834
TOTAL OPEN END FUNDS - (Cost $4,146,435)		5,601,834

RIGHTS - 0.00%
India Fund Inc. Rights	1,351	—
TOTAL RIGHTS (Cost $0)		—

SHORT TERM INVESTMENTS - 8.18%
Investment Companies - 8.18%
Fidelity Institutional Money Market Portfolio	984,182	984,182
TOTAL SHORT TERM INVESTMENTS (Cost $984,182)		984,182
Total Investments (Cost $10,576,966) - 98.97%		11,902,956
Other Assets in Excess of Liabilities - 1.03%		124,227
TOTAL NET ASSETS - 100.00%		$12,027,183

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

	Cost of investments	$10,576,966
	Gross unrealized appreciation	1,753,522
	Gross unrealized depreciation	(459,174)
	Net unrealized depreciation	$1,294,348

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Measurements at July 31, 2009 (Unaudited)
Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009 (Unaudited):

Equity	Level 1	Level 2	Level 3	Total
Australia	$268,515	$—	$—	$268,515
Belgium	164,758	—	—	164,758
Bermuda	94,025	—	—	94,025
Brazil	54,257	—	—	54,257
Canada	53,864	161,370	—	215,234
Denmark	112,354	—	—	112,354
Finland	30,578	—	—	30,578
France	186,326	—	—	186,326
Germany	350,145	—	—	350,145
Greece	19,933	—	—	19,933
Hong Kong	97,374	—	—	97,374
India	117,601	—	—	117,601
Ireland	37,649	—	—	37,649
Israel	196,985	—	—	196,985
Italy	195,682	—	—	195,682
Japan	379,220	—	—	379,220
Jersey	220,212	—	—	220,212
Mexico	191,096	—	—	191,096
Netherlands	187,494	—	—	187,494
Norway	26,636	—	—	26,636
Philippines	100,043	—	—	100,043
Singapore	242,726	—	—	242,726
Spain	91,254	—	—	91,254
Switzerland	542,793	—	—	542,793
Taiwan	77,097	—	—	77,097
Turkey	—	46,168	—	46,168
United Kingdom	1,028,769	—	—	1,028,769
Total Equity	5,067,386	207,538	—	5,274,924

Closed-End Funds	42,016	—	—	42,016

Open-End Funds	5,601,834	—	—	5,601,834

Rights	—	—	—	—

Short-Term Investments	984,182	—	—	984,182

Total Investments in Securities	11,695,418	207,538	—	11,902,956

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive Emerging Markets Equity Fund
Schedule of Investments
July 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.98%
Bermuda - 1.00%
Credicorp Ltd. (b)	888	$59,230

Brazil - 14.81%
Banco Bradesco SA - ADR (b)	5,163	81,421
Bco Do Brasil SA (b)	2,600	32,943
BM&F Bovespa SA (b)	6,563	42,422
Companhia de Bebidas das Americas - ADR (b)	620	43,605
Companhia Energetica de Minas Gerais - ADR (b)	4,201	59,990
Companhia Siderurgica Nacional SA - ADR (b)	950	24,320
GVT Holding SA Com NPV (a)(b)	3,200	62,259
Hypermarcas SA (a)(b)	3,276	47,724
Itau Unibanco Holding SA - ADR (b)	4,322	77,321
Natura Cosmeticos SA (b)	1,548	22,111
Petroleo Brasileiro SA - ADR (b)	5,488	226,325
Redecard SA (b)	1,575	23,426
Tele Norte Leste Participacoes SA - ADR (b)	2,253	34,674
Totvs SA (b)	1,394	56,029
Vivo Participacoes SA - ADR (b)	1,935	44,060
		878,630
Canada - 0.92%
Pacific Rubiales Energy Corp. (a)(b)	5,118	54,731

Cayman Islands - 3.16%
Belle International Holdings Ltd. (b)	58,000	58,748
China State Construction International Holdings Ltd. (b)	128,000	67,220
China ZhongWang Holdings Ltd. (a)(b)	24,000	32,144
Tencent Holdings Ltd. (b)	2,200	29,693
		187,805
China - 10.21%
China CITIC Bank (b)	75,000	52,258
China Construction Bank Corp. (b)	109,000	87,901
China National Building Material Co., Ltd. (b)	20,000	43,561
China National Materials Co., Ltd. (b)	58,000	54,931
China Petroleum & Chemical Corp. (b)	66,000	59,272
China Railway Group Ltd. (a)(b)	57,000	51,336
China Shenhua Energy Co., Ltd. (b)	13,500	55,132
China Shipping Development Co. Ltd. (b)	36,000	54,534
Ping An Insurance Co., of China Ltd. (b)	10,000	88,774
Weichai Power Co., Ltd. (b)	12,800	58,467
		606,166
Egypt - 0.44%
Orascom Construction Industries (b)	684	26,102

Hong Kong - 7.39%
China Mobile Ltd. - ADR (b)	2,622	137,576
China Overseas Land & Investment Ltd. (b)	21,120	52,105
CNOOC Ltd. (b)	69,000	92,771
Denway Motors Ltd. (b)	94,000	46,696
Industrial & Commercial Bank of China Ltd. (b)	152,000	109,439
		438,587

	Shares	Value
India - 4.93%
HDFC Bank Ltd. - ADR (b)	1,167	$114,098
Infosys Technologies Ltd. - ADR (b)	2,560	110,157
Larsen & Toubro Ltd. - ADR (a)(b)(c)	2,168	68,108
		292,363
Indonesia - 0.98%
PT United Tractors Tbk (b)	44,500	58,063

Israel - 0.91%
Teva Pharmaceutical Industries, Ltd. - ADR (b)	1,010	53,873

Luxembourg - 0.42%
Tenaris SA - ADR (b)	819	24,832

Malaysia - 0.95%
Bumiputra-Commerce Holdings Bhd (b)	18,300	56,108

Mexico - 3.67%
America Movil SAB de CV - ADR (b)	1,756	75,526
Cemex SAB de CV - ADR (a)(b)	1,674	15,723
Empresas ICA SAB de CV (a)(b)	14,544	26,701
Fomento Economico Mexicano, SAB de CV - ADR (b)	684	26,402
Grupo Financiero Banorte SAB de CV (b)	10,553	26,021
Grupo Televisa SA de CV - ADR (b)	1,278	23,119
Wal-Mart de Mexico SAB de CV - ADR (b)	714	24,205
		217,697
Russia - 7.74%
Gazprom - ADR (a)(b)	6,481	130,916
LUKOIL - ADR (b)	1,863	93,336
Mining and Metallurgical Co. Norilsk Nickel - ADR (a)(b)	5,654	55,409
Mobile Telesystems - ADR (b)	1,325	55,637
Sberbank (a)(b)	41,434	56,765
Uralkali - ADR (a)(b)	1,384	25,466
Wimm-Bill-Dann Foods - ADR (a)(b)	615	41,918
		459,447
South Africa - 4.98%
Impala Platinum Holdings Ltd. - ADR (b)	2,245	53,839
MTN Group Ltd. (b)	3,292	54,301
Naspers Ltd. - ADR (b)	1,949	57,558
Sasol - ADR (b)	1,176	42,007
Shoprite Holdings Ltd. (b)	3,715	27,288
Standard Bank Group Ltd. (b)	5,045	60,709
		295,702
South Korea - 10.67%
Hyundai Heavy Industries Co., Ltd. (b)	239	41,838
Hyundai Motor Co. - ADR (a)(b)(c)	1,966	70,512
KB Financial Group, Inc. - ADR (a)(b)	2,592	111,223
LG Chemical Ltd. (b)	196	24,257
POSCO - ADR (b)	692	69,940
Samsung Electronics Co., Ltd. - ADR (a)(b)(c)	837	246,698
Samsung Fire & Marine Insurance Co., Ltd. (b)	167	28,010
Woongjin Thinkbig Co., Ltd. (b)	2,350	41,042
		633,520

	Shares	Value
Taiwan - 8.26%
Asustek Computer Inc. (b)	28,000	$44,379
Chinatrust Financial Holding Co., Ltd. (b)	108,000	68,306
Formosa Plastics Corp. (b)	19,260	33,110
Hon Hai Precision Industry Co., Ltd. - ADR (b)(c)	12,421	85,564
MediaTek Inc. (b)	2,004	28,800
President Chain Store Corp. (b)	9,000	23,537
Taiwan Mobile Co., Ltd. (b)	20,000	30,602
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	16,810	175,997
		490,295
Turkey - 0.62%
Turkiye Garanti Bankasi AS (b)	10,413	36,811

United Kingdom - 0.92%
Eurasian Natural Resources Corp. (b)	3,765	54,308
TOTAL COMMON STOCKS (Cost $4,812,764)		4,924,270

PREFERRED STOCKS - 4.13%
Brazil - 4.13%
Usinas Siderurgicas de Minas Gerais SA (b)	2,689	63,818
Vale SA - ADR (b)	10,527	181,064
		244,882
TOTAL PREFERRED STOCKS (Cost $283,923)		244,882

RIGHTS - 0.04%
South Korea - 0.04%
KB Financial Group, Inc. (a)(b)	201	2,719
TOTAL RIGHTS (Cost $2,619)		2,719

EXCHANGE TRADED FUNDSS - 9.59%
Vanguard Emerging Markets ETF	16,137	569,475
TOTAL EXCHANGE TRADED FUNDSS (Cost $523,064)		569,475

SHORT TERM INVESTMENTS - 1.75%
Investment Companies - 1.75%
AIM Liquid Assets	11,044	11,044
Fidelity Institutional Money Market Portfolio	92,633	92,633
TOTAL SHORT TERM INVESTMENTS (Cost $103,677)		103,677
Total Investments (Cost $5,726,047) - 98.49%		5,845,023
Other Assets in Excess of Liabilities - 1.51%		89,505
TOTAL NET ASSETS - 100.00%		$5,934,528

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Restricted security under Rule 144A of the Securities Act of 1933

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

	Cost of investments	$5,726,047
	Gross unrealized appreciation	740,570
	Gross unrealized depreciation	(621,594)
	Net unrealized depreciation	$118,976

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Measurements at July 31, 2009 (Unaudited)
Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009 (Unaudited):

Equity	Level 1	Level 2	Level 3	Total
Bermuda	$59,230	$—	$—	$59,230
Brazil	878,630	—	—	878,630
Canada	54,731	—	—	54,731
Cayman Islands	187,805	—	—	187,805
China	606,166	—	—	606,166
Egypt	26,102	—	—	26,102
Hong Kong	438,587	—	—	438,587
India	224,255	68,108	—	292,363
Indonesia	58,063	—	—	58,063
Israel	53,873	—	—	53,873
Luxembourg	24,832	—	—	24,832
Malaysia	56,108	—	—	56,108
Mexico	217,697	—	—	217,697
Russia	459,447	—	—	459,447
South Africa	295,702	—	—	295,702
South Korea	563,008	70,512	—	633,520
Taiwan	404,731	85,564	—	490,295
Turkey	—	36,811	—	36,811
United Kingdom	54,308	—	—	54,308
Total Equity	4,663,275	260,995	—	4,924,270

Preferred Shares	244,882	—	—	244,882

Exchange-Traded Funds	569,475	—	—	569,475

Rights	2,719	—	—	2,719

Short-Term Investments	103,677	—	—	103,677

Total Investments in Securities	5,584,028	260,995	—	5,845,023

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive Global Bond Fund
Schedule of Investments
July 31, 2009 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 41.03%
SPDR Lehman International Treasury Bond ETF	18,505	$1,043,127
Vanguard Total Bond Market ETF	13,160	1,032,270
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,018,289)		2,075,397

OPEN-END FUNDS - 56.88%
Loomis Sayles Global Bond Fund	140,966	2,161,006
Oppenheimer International Bond Fund	115,356	716,360
TOTAL OPEN-END FUNDS (Cost $2,890,621)		2,877,366

SHORT TERM INVESTMENTS - 1.25%
Investment Companies - 1.25%
Fidelity Institutional Money Market Portfolio	63,307	63,307
TOTAL SHORT TERM INVESTMENTS (Cost $63,307)		63,307
Total Investments (Cost $4,972,217) - 99.16%		5,016,070
Other Assets in Excess of Liabilities - 0.84%		42,229
TOTAL NET ASSETS - 100.00%		$5,058,299

Footnotes
Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

	Cost of investments	$4,972,217
	Gross unrealized appreciation	62,439
	Gross unrealized depreciation	(18,586)
	Net unrealized depreciation	$43,853

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Measurements at July 31, 2009 (Unaudited)
Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009 (Unaudited):

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,075,397	$—	$—	$2,075,397

Open-End Funds	2,877,366	—	—	2,877,366

Short-Term Investments	63,307	—	—	63,307

Total Investments in Securities	5,016,070	—	—	5,016,070

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive Intermediate Taxable Bond Fund
Schedule of Investments
July 31, 2009 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.93%
Discover Card Master Trust, 0.473%, 09/15/2012	$30,000	$29,883
Household Credit Card Master Note Trust, 5.10%, 06/15/2012	25,000	25,034
MBNA Master Credit Card Trust, 7.00%, 02/15/2012	15,000	15,109
Nissan Auto Lease Trust, 2.92%, 12/15/2011	25,000	25,195
TOTAL ASSET BACKED SECURITIES (Cost $94,824)		95,221

CORPORATE BONDS - 13.15%
Consumer Discretionary - 0.26%
Media - 0.26%
Comcast Corp., 5.70%, 07/01/2019	25,000	26,703
Total Consumer Discretionary (Cost $24,941)		26,703

Consumer Staples - 2.05%
Beverages - 0.26%
Coca-Cola Enterprises Inc., 5.00%, 08/15/2013	25,000	26,508

Food & Staples Retailing - 0.78%
CVS Caremark Corp., 4.875%, 09/15/2014	15,000	15,521
H.J. Heinz Co., 6.625%, 07/15/2011	20,000	21,297
Kroger Co., 5.00%, 04/15/2013	15,000	15,572
Kroger Co., 7.50%, 01/15/2014	5,000	5,698
Safeway, Inc., 6.25%, 03/15/2014	20,000	21,935
		80,023
Food Products - 1.01%
Campbell Soup Co., 4.875%, 10/01/2013	15,000	16,100
Conagra Foods, Inc., 5.875%, 04/15/2014	20,000	21,826
General Mills Inc., 6.00%, 02/15/2012	25,000	27,050
Kraft Foods Inc., 5.625%, 11/01/2011	35,000	37,503
		102,479
Total Consumer Staples (Cost $202,803)		209,010

Energy - 0.90%
Oil, Gas & Consumable Fuels - 0.90%
ConocoPhillips, 5.625%, 10/15/2016 (a)	30,000	32,420
Marathon Oil Corp., 6.50%, 02/15/2014	20,000	22,073
Occidental Petroleum Corp., 7.00%, 11/01/2013	15,000	17,181
Valero Energy Corp., 6.125%, 06/15/2017	15,000	14,917
Valero Energy Corp., 9.375%, 03/15/2019	5,000	5,812
Total Energy (Cost $85,196)		92,403

Financials - 4.37%
Commercial Banks - 0.20%
Wachovia Corp. 5.75%, 06/15/2017	20,000	20,353
		20,353

	Principal
	Amount	Value
Diversified Financial Services - 3.57%
Bank of America Corp., 5.75%, 08/15/2016	$30,000	$28,031
Bank of America Corp., 7.375%, 05/15/2014	40,000	43,616
Bank of America Corp., 7.625%, 06/01/2019	5,000	5,433
General Electric Capital Corp., 5.25%, 10/19/2012	30,000	31,348
General Electric Capital Corp., 5.45%, 01/15/2013	35,000	36,516
Goldman Sachs Group, Inc., 5.15%, 01/15/2014	20,000	20,716
HSBC Finance Corp., 6.375%, 10/15/2011	30,000	30,809
JPMorgan Chase & Co., 5.75%, 01/02/2013	50,000	52,932
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/2012	20,000	22,103
PNC Financial Services Group, Inc., 6.00%, 12/07/2017	35,000	35,744
Santander Central Hispano Issuances Ltd., 7.625%, 09/14/2010 (a)	20,000	21,083
Wells Fargo & Co., 4.375%, 01/31/2013	35,000	35,857
		364,188
Insurance - 0.60%
American International Group, Inc., 5.85%, 01/16/2018	20,000	10,539
MetLife, Inc., 5.00%, 06/15/2015	30,000	30,731
Prudential Financial, Inc., 5.15%, 01/15/2013	20,000	19,787
		61,057
Total Financials (Cost $443,833)		445,598

Health Care - 0.46%
Health Care Providers & Services - 0.25%
UnitedHealth Group, Inc., 4.875%, 04/01/2013	25,000	25,397

Pharmaceuticals - 0.21%
Wyeth, 5.50%, 02/01/2014	20,000	21,835
Total Health Care (Cost $44,520)		47,232

Industrials - 0.78%
Machinery - 0.21%
Caterpillar Financial Services Corp., 4.85%, 12/07/2012	20,000	20,934

Road & Rail - 0.36%
Burlington Northern Santa Fe Corp., 5.75%, 03/15/2018	20,000	21,218
CSX Corp., 5.75%, 03/15/2013	15,000	15,687
		36,905
Transportation Equipment Manufacturing - 0.21%
The Boeing Co., 6.10%, 03/01/2011	20,000	21,292
Total Industrials (Cost $75,954)		79,131

Information Technology - 0.47%
IT Services - 0.21%
Electronic Data Systems Corp., 6.00%, 08/01/2013	20,000	22,014

Software - 0.26%
Oracle Corp., 5.00%, 07/08/2019	25,000	26,391
Total Information Technology (Cost $46,367)		48,405

Materials - 1.28%
Chemicals - 0.53%
Agrium, Inc., 6.75%, 01/15/2019	15,000	15,806
E.I. Du Pont De Nemours & Co., 5.875%, 01/15/2014	20,000	22,125
Monsanto Co., 5.125%, 04/15/2018	15,000	15,917
		53,848

	Principal
	Amount	Value
Metals and Mining - 0.45%
BHP Billiton Ltd., 6.50%, 04/01/2019 (a)	$20,000	$22,803
Rio Tinto Financial USA Ltd., 8.95%, 05/01/2014 (a)	20,000	23,263
		46,066
Precious Metals - 0.30%
Barrick Gold Finance Co., 4.875%, 11/15/2014	30,000	31,123
Total Materials (Cost $120,160)		131,037

Telecommunication Services - 1.38%
Diversified Telecommunication Services - 1.12%
AT&T, Inc. 4.85%, 02/15/2014	30,000	31,961
AT&T, Inc. 5.50%, 02/01/2018	30,000	31,823
Verizon Communications Inc., 5.25%, 04/15/2013	15,000	16,098
Verizon Communications Inc., 7.375%, 09/01/2012	30,000	33,991
		113,873
Wireless Telecommunication Services - 0.26%
Vodafone Group Plc, 5.50%, 06/15/2011 (a)	25,000	26,494
Total Telecommunication Services (Cost $131,841)		140,367

Utilities - 1.20%
Electric Utilities - 0.67%
Alabama Power Co., 4.85%, 12/15/2012	20,000	21,457
Columbus Southern Power Co., 5.50%, 03/01/2013	25,000	26,122
Peco Energy Co., 4.75%, 10/01/2012	20,000	20,909
		68,488
Multi-Utilities - 0.53%
Dominion Resources Inc., 5.00%, 03/15/2013	15,000	15,661
Midamerican Energy Holdings, 5.75%, 04/01/2018	15,000	16,025
Sempra Energy, 6.50%, 06/01/2016	20,000	21,986
		53,672
Total Utilities (Cost $116,862)		122,160
TOTAL CORPORATE BONDS (Cost $1,292,477)		$1,342,046

U.S. GOVERNMENT AGENCY ISSUES - 11.48%
FAMCA, 6.71%, 07/28/2014	20,000	23,351
FHLB, 1.625%, 07/27/2011	70,000	70,572
FHLB, 2.50%, 05/15/2014	165,000	163,072
FHLB, 3.625%, 09/16/2011	200,000	209,712
FHLB, 5.00%, 11/17/2017	215,000	232,362
FHLMC, 5.39%, 02/01/2036	22,181	23,318
FNMA, 5.202%, 10/01/2037	27,759	29,040
FNMA, 5.847%, 03/01/2037	107,665	113,841
FNMA, 5.50%, 01/01/2038	45,511	47,219
FNMA, 5.50%, 09/01/2038	36,137	37,485
FNMA, 6.00%, 07/01/2037	81,937	86,035
FNMA, 6.00%, 06/01/2038	43,445	45,595
GNMA, 6.00%, 10/15/2038	65,912	69,305
GNMA, 6.50%, 07/15/2032	9,729	10,517
GNMA, 7.50%, 04/15/2030	6,635	7,419
GNMA, 7.50%, 11/15/2030	455	509
GNMA, 8.00%, 06/15/2030	1,964	2,228
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,143,506)		1,171,580

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 13.29%
U.S. Treasury Inflation Index - 1.43%
2.00%, 01/15/2014	$46,296	$47,265
2.625%, 07/15/2017	92,866	99,250
		146,515
U.S. Treasury Note - 11.86%
1.125%, 06/30/2011	305,000	305,358
1.75%, 11/15/2011	115,000	116,249
1.875%, 06/15/2012	440,000	444,023
2.00%, 11/30/2013	145,000	143,460
2.25%, 05/31/2014	50,000	49,465
2.75%, 02/15/2019	145,000	136,266
4.00%, 08/15/2018	15,000	15,611
		1,210,432
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,366,469)		1,356,947

	Shares	Value
EXCHANGE-TRADED FUNDS - 56.83%
Vanguard Total Bond Market ETF	73,950	5,800,638
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,694,233)		5,800,638

SHORT TERM INVESTMENTS - 3.42%
Investment Companies - 3.42%
Fidelity Institutional Money Market Portfolio	349,470	349,470
TOTAL SHORT TERM INVESTMENTS (Cost $349,470)		349,470
Total Investments (Cost $9,940,979) - 99.10%		10,115,902
Other Assets in Excess of Liabilities - 0.90%		92,244
TOTAL NET ASSETS - 100.00%		$10,208,146

Footnotes
Percentages are stated as a percent of net assets.
FAMCA	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assoc.
GNMA	Government National Mortgage Assoc.
(a)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

	Cost of investments	$9,940,979
	Gross unrealized appreciation	198,507
	Gross unrealized depreciation	(23,584)
	Net unrealized depreciation	$174,923

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Measurements at July 31, 2009 (Unaudited)
Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009 (Unaudited):

Fixed Income	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$95,221	$—	$95,221
Corporate Bonds	—	1,342,046	—	1,342,046
U.S. Government Agency Issues	—	1,171,580	—	1,171,580
U.S. Treasury Obligations	—	1,356,947	—	1,356,947
Total Fixed Income	—	3,965,794	—	3,965,794

Exchange-Traded Funds	5,800,638	—	—	5,800,638

Short-Term Investments	349,470	—	—	349,470

Total Investments in Securities	6,150,108	3,965,794	—	10,115,902

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

ActivePassive Intermediate Municipal Bond Fund
Schedule of Investments
July 31, 2009 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 33.44%
Arizona - 1.24%
City of Phoenix Civic Improvement Corporation, 5.50%, 07/01/2018	$125,000	$147,334

California - 5.10%
California Health Facilities Financing Authority, 5.50%, 07/01/2025	75,000	72,452
State of California Department of Water Resources, 5.00%, 05/01/2018	100,000	111,843
State of California Department of Water Resources, 5.00%, 12/01/2023	150,000	160,843
State of California Various Purpose, 5.25%, 04/01/2022	100,000	105,095
The Regents of the University of California Limited Project, 5.00%, 05/15/2021	150,000	158,597
		608,830
Florida - 3.84%
Florida State Turnpike Authority, 5.00%, 07/01/2020	150,000	156,073
State of Florida Department of Transportation, 5.25%, 07/01/2015	150,000	169,662
State of Florida Full Faith and Credit State Board of Education, 5.00%, 06/01/2022	125,000	132,957
		458,692
Georgia - 1.20%
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2017	125,000	143,327

Illinois - 1.19%
University of Illinois, 5.50%, 04/01/2019	125,000	142,035

Iowa - 1.64%
Iowa Finance Authority, 5.50%, 08/01/2026	100,000	110,358
State of Iowa IJOBS Program, 5.00%, 06/01/2016	75,000	84,931
		195,289
Massachusetts - 1.57%
Massachusetts Health & Education Facilities Authority, 5.00%, 07/01/2021	50,000	51,695
Massachusetts Water Pollution Abatement Trust, 5.00%, 08/01/2018	125,000	135,809
		187,504
Michigan - 1.33%
Michigan State Trunk Line Fund, 5.00%, 09/01/2019	150,000	158,924

New Jersey - 1.36%
New Jersey Economic Development Authority, 5.00%, 03/01/2017	150,000	161,642

New York - 5.16%
New York City Transitional Finance Authority, 5.00%, 08/01/2020	125,000	135,166
New York State Metropolitan Transportation Authority, 5.25%, 11/15/2024	200,000	210,370
New York State Thruway Authority, 5.00%, 04/01/2017	100,000	110,098
New York State Thruway Authority, 5.00%, 03/15/2021	150,000	160,158
		615,792
North Carolina - 1.61%
North Carolina Eastern Municipal Power Agency, 5.25%, 01/01/2020	50,000	52,278
State of North Carolina Capital Improvement, 5.00%, 05/01/2021	125,000	139,589
		191,867
Tennessee - 2.39%
State of Tennessee, 5.00%, 05/01/2023	175,000	190,670
The Tennessee Energy Acquisition Corp., 5.25%, 09/01/2020	100,000	94,531
		285,201

	Principal
	Amount	Value
Texas - 3.32%
City of Houston Texas Combined Utility System, 5.25%, 05/15/2015	$150,000	$168,822
City of Houston Texas Combined Utility System, 5.25%, 05/15/2017	100,000	115,576
Texas Transportation Commission State Highway, 5.00%, 04/01/2018	100,000	111,470
		395,868
Utah - 1.30%
Intermountain Power Agency of Utah, 5.25%, 07/01/2020	150,000	155,013

Washington - 1.19%
Energy Northwest, 5.00%, 07/01/2016	125,000	142,071
TOTAL MUNICIPAL BONDS (Cost $3,892,629)		3,989,389

	Shares	Value
EXCHANGE-TRADED FUNDS - 65.36%
iShares S&P National Municipal Bond Fund	51,364	5,195,469
SPDR Barclays Capital Municipal Bond ETF	116,760	2,602,580
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,755,910)		7,798,049

SHORT TERM INVESTMENTS - 1.31%
Investment Companies - 1.31%
Fidelity Institutional Tax-Exempt Portfolio	157,030	157,030
TOTAL SHORT TERM INVESTMENTS (Cost $157,030)		157,030
Total Investments (Cost $11,805,569) - 100.11%		11,944,468
Liabilities in Excess of Other Assets - (0.11)%		(13,403)
TOTAL NET ASSETS - 100.00%		$11,931,065

Footnotes
Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

	Cost of investments	$11,805,569
	Gross unrealized appreciation	148,291
	Gross unrealized depreciation	(9,392)
	Net unrealized depreciation	$138,899

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Measurements at July 31, 2009 (Unaudited)
Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009 (Unaudited):

Fixed Income	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,989,389	$—	$3,989,389
Total Fixed Income	—	3,989,389	—	3,989,389

Exchange-Traded Funds	7,798,049	—	—	7,798,049

Short-Term Investments	157,030	—	—	157,030

Total Investments in Securities	7,955,079	3,989,389	—	11,944,468

Other Financial Instruments*	$—	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)    /s/Douglas G. Hess
Douglas G. Hess, President

Date    9/22/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Douglas G. Hess
Douglas G. Hess, President

Date    9/22/2009

By (Signature and Title)*    /s/Cheryl L. King
Cheryl L. King, Treasurer
Date    9/22/2009

* Print the name and title of each signing officer under his or her signature.